Net income per common share - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	3 Months Ended			12 Months Ended
	Sep. 09, 2021	May 03, 2021	Jan. 30, 2020	Sep. 30, 2021	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Accelerated share repurchases settlement receipt					$ 250		$ 250	$ 350	$ 500
Initial shares received as part of an accelerated share repurchase program						3,500,000
Common Shares Repurchased Accelerated Share Repurchase Agreements					1,165,607
Accelerated share repurchases price paid per share							$ 53.58
Accelerate share repurchase
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Accelerated share repurchases settlement receipt				$ 350
Initial shares received as part of an accelerated share repurchase program		3,785,831	7,055,919
Common Shares Repurchased Accelerated Share Repurchase Agreements	828,965
Accelerated share repurchases price paid per share	$ 75.8430			$ 75.84